CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	$ 13.1	$ 74.4	$ 59.0
Other comprehensive income (loss), net of tax:
Change in fair value of derivatives utilized for hedging purposes, net of tax	1.4	(7.2)	(55.3)
Reclassification of change in fair value of derivatives to net income, net of tax	25.9	17.6	11.6
Foreign currency translation adjustments, net of tax	(4.5)	9.6	30.4
Adjustments to pension and other postretirement benefit plan liabilities, net of tax	(3.4)	(0.2)	(0.3)
Total Other Comprehensive Income (Loss)	19.4	19.8	(13.6)
Comprehensive Income	$ 32.5	$ 94.2	$ 45.4